Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Feb. 21, 2020	Apr. 30, 2019
Statement Line Items [Line Items]
Number of common shares sold		191,650
Gross proceeds of warrants		$ 314
Non-adjusting events after reporting period [Member]
Statement Line Items [Line Items]
Number of common shares sold	3,478,261
Share price	$ 1.29
Number of warrants to purchase common shares	2,608,696
Warrants price, per share	$ 1.20
Warrants expiration	5 years
Gross proceeds of warrants	$ 4,500
Net cash proceeds from offerings	$ 3,920
Non-adjusting events after reporting period [Member] | Placement Agent [Member]
Statement Line Items [Line Items]
Warrants price, per share	$ 1.61719
Number of warrants issued	243,478